Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 3,434	$ 3,920
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,157	2,048
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,277	1,872
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	3,153	3,663
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,933	1,840
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,220	1,823
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	281	257
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	224	208
90 Days and Greater [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 57	$ 49